UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
SECTION 13 (f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Quarter Ended December 31, 2001.


If amended report check here: ____

American National Bank and Trust Company
----------------------------------------
Name of Institutional Investment Manager


628 Main Street              Danville           VA         24541
----------------             --------           -------    -----
Business Address (Street)    (City)             (State)    (Zip)


E. Budge Kent, Jr. (434)773-2265  Executive Vice President and
                                  Chief Trust and Investment Officer
---------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                 ATTENTION

Intentional misstatements or omissions of facts constitute Federal Criminal
Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Danville and State of Virginia on the 13th day of February, 2002.


AMERICAN NATIONAL BANK AND TRUST COMPANY
------------------------------------------
(Name of Institutional Investment Manager)



/s/ E. Budge Kent, Jr.
----------------------------------
Executive Vice-President and
Chief Trust and Investment Officer
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                                                         NAME OF REPORTING MANAGER: AMERICAN NATIONAL BANK AND TRUST COMPANY

PAGE 1 OF 3								FORM 13F INFORMATION TABLE
ITEM 1.                        ITEM 2.          ITEM 3.   ITEM 4.  ITEM 5.           ITEM 6.	       	  ITEM 7.
						          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER        VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE     SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL TIME WARNER INC COM				00184A105      356    11100 SH       SOLE     		      5250     5850        0
A T & T CORP COMMON            COMMON STK       001957109      372    20547 SH       SOLE                    11064     9333      150
ABBOTT LABORATORIES                             002824100     1406    25230 SH       SOLE                     8880    15550      800
AGILENT TECHNOLOGIES INC			00846U101      212     7462 SH       SOLE		      1989     5173      300
ALLTEL CORPORATION                              020039103     1097    17781 SH       SOLE                     5585    12196        0
AMERICAN ELECTRIC POWER CO.                     025537101      728    16732 SH       SOLE                     7964     8768        0
AMERICAN HOME PRODUCTS                          026609107     2888    47075 SH       SOLE                    19075    28000        0
AMERICAN INTERNATIONAL GROUP                    026874107     1961    24702 SH       SOLE                    10330    14372        0
AMERICAN NATIONAL BANKSHARES			027745108    13217   713713 SH       SOLE		    420942   290612     2159
AMERICAN NATIONAL BANKSHARES			027745108     2979   160880 SH       DEFINED                160880        0        0
AMGEN INC                                       031162100     1649    29225 SH       SOLE                     8475    20350      400
ANHEUSER BUSCH					035229103     1246    27568 SH	     SOLE	              9274    18294        0
APACHE CORP					037411105      214     4300 SH       SOLE	              1000     3300        0
APPLIED MATERIALS INC				038222105      709    17700 SH       SOLE                     2200    15100      400
AUTOMATIC DATA PROCESSING                       053015103     5675    96360 SH       SOLE                    30700    64360     1300
BB&T CORP                                       054937107     1164    32258 SH       SOLE                    28153     4105        0
BB&T CORP					054937107      379    10500 SH	     DEFINED	             10500	  0	   0
BP AMOCO PLC                                    055622104      677    14560 SH       SOLE                    14098      462        0
BANK OF AMERICA CORP                            060505104     2210    35115 SH       SOLE                    25791     9324        0
BAXTER INTERNATIONAL INC.			071813109      380     7100 SH       SOLE                      900     6200        0
BELLSOUTH CORPORATION                           079860102     1738    45586 SH       SOLE                    23958    21628        0
BERKSHIRE HATHAWAY INC CL B                     084670207      833      330 SH       SOLE                       36      294        0
BRISTOL-MYERS SQUIBB                            110122108     4466    87578 SH       SOLE                    62978    24600        0
CAPITAL ONE FINANCIAL CORP                      14040H105     2000    37080 SH       SOLE                    20980    16100        0
CARDINAL HEALTH INC				14149Y108      663    10260 SH	     SOLE	              5410     4850	   0
CERTEGY INC					156880106      503    14727 SH       SOLE		      5902     8825        0
CHEVRONTEXACO CORP            COM               166764100      847     9457 SH       SOLE                     6271     3186        0
CISCO SYSTEMS INC				17275R102      557    30800 SH	     SOLE	              9750    21050        0
CITIGROUP INC COM				172967101     1402    27793 SH	     SOLE		      9690    17903      200

TOTAL 1 of 3						     52528  1583519				    928025   649785	5709

PAGE 2 OF 3 								FORM 13F

ITEM 1.                        ITEM 2.          ITEM 3.   ITEM 4.  ITEM 5.           ITEM 6.	       	  ITEM 7.
						          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER        VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE     SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
COCA COLA CO                   COM              191216100     2786    59100 SH       SOLE                    43300    15800        0
COCA COLA CO                   COM              191216100      575    12200 SH       DEFINED                 12200        0        0
COLGATE PALMOLIVE COMPANY                       194162103      954    16532 SH       SOLE                     6802     9730        0
CONOCO B					208251405      761    26900 SH	     SOLE		     13900    12600      400
DIMON INC					254394109     1669   231864 SH       SOLE		    103494   128362	   8
DIMON INC					254394109      646    89750 SH	     DEFINED		     89750        0        0
DOMINION RES INC VA            COM		25746U109      485     8072 SH	     SOLE		      3624     4448	   0
E I DU PONT DE NEMOURS & CO. 			263534109      391     9200 SH	     SOLE		       900     8300        0
DUFF & PHELPS                                   264324104      357    32356 SH       SOLE                    11306    21050        0
DUKE ENERGY CORP                                264399106      465    11850 SH       SOLE                     9250     2600        0
EMC CORP					268648102      392    29200 SH	     SOLE		      8150    20950      100
EL PASO CORP					28336L109      556    12475 SH       SOLE                     3250     9225        0
EMERSON ELECTRIC CO                             291011104      331     5800 SH       SOLE                     4400     1400        0
EQUIFAX INC                    COM              294429105      715    29654 SH       SOLE                    12004    17650        0
EXXON MOBIL CORP               COM              30231G102     8328   211978 SH       SOLE                   115968    96010        0
EXXON MOBIL CORP               COM              30231G102      377     9600 SH	     DEFINED		      9600        0        0
FANNIE MAE                                      313586109     2873    36150 SH       SOLE                    11100    24750      300
FIRST DATA CORPORATION				319963104      588     7500 SH	     SOLE		      4300     3200        0
FIRST VIRGINIA BANKS INC.                       337477103      676    13327 SH       SOLE                     1764    11563        0
FLEETBOSTON FINANCIAL CORP			339030108      200     5500 SH       SOLE		      4200     1300        0
FORTUNE BRANDS INC				349631101      222     5628 SH       SOLE	  	      3628     2000        0
GENERAL ELECTRIC COMPANY                        369604103    17992   449020 SH       SOLE                   257020   189600     2400
GENERAL MILLS INC                               370334104      525    10100 SH       SOLE                     7200     2900        0
GILLETTE CO                    COM              375766102      783    23465 SH       SOLE                    22165     1300        0
HEWLETT PACKARD CO                              428236103      416    20300 SH       SOLE                     4100    14800     1400
HOME DEPOT INC					437076102      668    13100 SH       SOLE		      5825     7275        0
INTEL CORPORATION                               458140100     4495   142940 SH       SOLE                    54150    85290     3500
INTERNATIONAL BUSINESS MACHINES CORP            459200101     3587    29659 SH       SOLE                    15600    14059        0
INTERNATIONAL BUSINESS MACHINES CORP	        459200101      257     2130 SH       SOLE		      2130        0        0
JOHNSON & JOHNSON              COM              478160104     6429   108812 SH       SOLE                    38762    69050     1000
KIMBERLY CLARK CORPORATION                      494368103      267     4481 SH       SOLE                     1381     3100        0
ELI LILLY & CO                                  532457108      565     7200 SH       SOLE                     7200        0        0
LOWES COMPANY INC				548661107     1127    24300 SH	     SOLE 		         0    24300        0

TOTAL 2 OF 3						     61458  1700143                                 888423   802612     9108
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PAGE 3 OF 3									FORM 13F
ITEM 1.                        ITEM 2.          ITEM 3.   ITEM 4.  ITEM 5.           ITEM 6.	       	  ITEM 7.
						          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER        VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE     SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
MBNA CORPORATION				55262L100     2113    60032 SH       SOLE		     28650    28582     2800
MERCK & CO INC                 COM              589331107     4078    69370 SH       SOLE                    31170    38200        0
MICROSOFT CORPORATION                           594918104     3093    46700 SH       SOLE                    16075    30025      600
MOTOROLA INC                   COM              620076109      720    47949 SH       SOLE                    14299    32750      900
NORFOLK SOUTHERN CORP                           655844108      280    15328 SH       SOLE                    14128     1200        0
NOTEL NETWORKS CORP                             656568102      246    33075 SH       SOLE                    10125    22350      600
PEPSICO INC                    COM              713448108     3553    72990 SH       SOLE                    32350    39840      800
PFIZER INC                     COM              717081103     5522   138625 SH       SOLE                    82075    55950      600
PFIZER INC                     COM		717081103      352     8837 SH	     DEFINED		      8837        0        0
PHARMACIA CORPORATION				71713U102      213     5000 SH	     DEFINED		      5000        0        0
PHILIP MORRIS COMPANYS                          718154107     5258   115030 SH       SOLE  	             65358    49672        0
PHILIP MORRIS COMPANYS				718154107      275     6000 SH	     DEFINED	 	      6000        0        0
PROCTER & GAMBLE CO            COM              742718109     1608    20325 SH       SOLE                     7150    13175        0
SBC COMMUNICATIONS INC                          78387G103     2015    51456 SH       SOLE                    29633    21823        0
SBC COMMUNICATIONS INC                          78387G103      283     7250 SH       DEFINED                  7250        0        0
SCHERING PLOUGH CORP           COM              806605101      795    22225 SH       SOLE                    11200    11025        0
SOUTHERN CO                    COM              842587107      207     8170 SH       SOLE                     2750     5420        0
SPRINT CORP                                     852061100      859    42837 SH       SOLE                    32269    10168      400
SPRINT CORPORATION PCS         SERIES 1         852061506      508    20854 SH       SOLE                    15746     4908      200
STATE STREET BANK CORP                          857477103     1643    31450 SH       SOLE                     3750    27300      400
SUN MICROSYSTEMS                                866810104      450    36600 SH       SOLE                    23500    13000      100
SUNGUARD DATA SYSTEMS			        867363103      584    20200 SH       SOLE		      8000    12200        0
SUNTRUST BANKS, INC.				867914103      639    10207 SH       SOLE		      8815     1392        0
TYCO INTL LTD NEW COM				902124106     1539    26134 SH       SOLE		     10450    15334      350
UST INC						902911106      297     8500 SH	     SOLE	   	      8500        0        0
UNITED TECHNOLOGIES  CORP			913017109      740    11450 SH	     SOLE		      2800     8650        0
VERIZON COMMUNICATION INC			92343V104     4116    86762 SH	     SOLE		     48249    38213      300
VERIZON COMMUNICATION INC			92343V104      300     6328 SH	     DEFINED		      6328        0        0
VODAFONE GROUP PLC NEW				92857W100      298    11617 SH	     SOLE		      8342     3275        0
WACHOVIA CORPORATION				929903102     3081    98257 SH	     SOLE    		     52688    45569        0
WAL-MART STORES					931142103      821    14275 SH	     SOLE		      5400     8875        0
WELLS FARGO & CO NEW				949746101     1333    30669 SH	     SOLE		      7569    23100        0
ZIMMER HLDGS INC				98956P102      218     7157 SH	     SOLE		      4932     2225	   0

TOTAL 3 of 3						     48037  1191659                                 619388   564221     8050

GRAND TOTALS 						    162023  4475321                                2435836  2016618    22867
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